Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous non-current assets [abstract]
Summary of Other Non-Current Assets

	€ million 2025	€ million 2024
Interest in net assets of joint ventures	94	80
Interest in net assets of associates	15	14
Long-term trade and other receivables(a)	302	344
Other non-current assets(b)	565	533
	976	971
(a)Including indirect tax receivables where we do not have the contractual right to receive payment within 12 months.
(b)Includes direct tax assets, withholding tax assets, interest on tax assets, contingent assets and investment properties.
Summary of Movements in Interest in Joint Ventures and Associates

Movements during 2025 and 2024	€ million 2025	€ million 2024
Joint ventures(a)
1 January	80	70
Additions	1	—
Dividends received/reductions	(229)	(245)
Share of net profit/(loss)	245	255
Currency retranslation	(3)	—
31 December	94	80
Associates
1 January	14	24
Additions	–	0
Dividend received/reductions	—	(2)
Share of net profit/(loss)	–	—
Currency retranslation	1	(8)
31 December	15	14
(a)Our principal joint ventures are Unilever FIMA LDA and Gallo Worldwide LDA in Portugal, Binzagr Unilever Distribution in the Middle East, the Pepsi Lipton Tea Partnership in the US and
Pepsi Lipton International Ltd for the rest of the world.